Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Accounts and Transactions with Related Parties

	2020	2019
Account receivable -
Banco General, S.A.	$1,231	$24
Panama Air Cargo Terminal	186	101
Petróleos Delta, S.A.	12	22

	$1,429	$147

Account payable -
Petróleos Delta, S.A.	$2,476	$13,330
Assa Compañía de Seguros, S.A.	358	283
Desarrollos Inmobiliarios del Este, S.A.	51	20
Panama Air Cargo Terminal	40	250
Galindo, Arias & López	36	—
Cable Onda, S.A.	9	20
Banco General, S.A.	—	151
Motta International, S.A.	—	32

	$2,970	$14,086

Summary of Related Party Transactions
Transactions with related parties for the year ended December 31 are as follows:

		Amount of transaction	Amount of transaction	Amount of transaction
Related party	Transaction	2020	2019	2018
Petróleos Delta, S.A.	Purchase of jet fuel	$102,702	$376,765	$398,733
ASSA Compañía de Seguros, S.A.	Insurance	7,147	11,215	9,735
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,301	4,017	3,838
Profuturo Administradora de Fondos
de Pensión y Cesantía	Payments	2,839	5,145	4,716
Panama Air Cargo Terminal	Handling	2,037	3,522	5,849
Motta International	Purchase	550	1,854	1,585
Cable Onda, S.A.	Communications	703	1,396	1,687
Galindo, Arias & López	Legal services	236	309	490
GBM International, Inc.	Technological support	146	240	231
Global Brands, S.A.	Purchase	31	108	55
Televisora Nacional, S.A.	Communications	13	—	—
Banco General, S.A.	Interest income	$(2,657)	$(4,181)	$(3,781)
Banco General, S.A.:
The Company’s controlling shareholders have a vote and a decision within the board of directors of BG Financial Group, which is the controlling company of Banco General. Likewise, Banco General, S. A. owns ProFuturo Administradora de Fondos de Pensión y Cesantía S.A., which manages the Company’s reserves for pension purposes. Also the Company has interest receivable by $1.0 million (2019: $2.1 million) due to short and long term time deposits in this financial institution
.

Summary of Key Management Personnel Compensation
Key management personnel compensation is as follows:

	2020	2019	2018
Short-term employee benefits	$3,177	$4,969	$6,104
Post-employment pension	61	95	117
Share-based payments	2,362	3,246	5,092

	$5,600	$8,310	$11,313